Other income/expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of General, Administrative and Other Operating Expenses

General, administrative and other operating expenses are comprised of the following:

	2017	2016	2015
Wages, salaries and social security costs	7,769	11,654	9,382
Provision for legal claims, net	1,995	59	996
Office expenses	1,211	1,397	1,333
Audit and consulting services	631	569	570
Depreciation	605	716	690
Social expenses	406	452	387
Fines and penalties related to business contracts	303	487	236
Consumables	276	411	437
Banking charges and services	271	268	168
Rent	165	259	259
Business trips	132	136	165
Write off of accounts receivable	109	113	247
Loss from disposal of property, plant and equipment	34	57	806
Other	1,683	2,213	1,624

Total	15,590	18,791	17,300

Summary of Employee Benefits Expenses

Employee benefits expenses are comprised of the following:

	2017	2016	2015
Included in cost of sales
Wages and salaries	20,591	19,806	19,867
Social security costs	6,438	5,909	6,181
Post-employment benefits	142	126	157
Included in selling and distribution expenses
Wages and salaries	3,686	4,029	3,966
Social security costs	973	1,015	1,024
Post-employment benefits	0	—	—
Included in administrative and other operating expenses
Wages and salaries	6,259	9,510	7,631
Social security costs	1,510	2,144	1,751

Total	39,599	42,539	40,577

Summary of Other Operating Income

Other operating income is comprised of the following:

	2017	2016	2015
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	496	—	—
Income from fines and penalties related to business contracts	307	248	—
Gain from sales of scrap materials	226	190	184
Curtailment and remeasurement of pension obligations	175	392	142
Revision in estimated cash flows of rehabilitation provision	0	375	47
Insurance compensation	0	153	—
Other operating income	183	495	—

Total	1,387	1,853	373

Summary of Finance Income

Finance income is comprised of the following:

	2017	2016	2015
Waiving of fines and penalties on loans and finance leases	264	992	—
Interest income from investments	158	177	134
Remeasurement of fair value of financial instruments (Note 11.5)	197	—	—
Income from the discounting of financial instruments	14	7	49

Total	633	1,176	183

Summary of Finance Costs

Finance costs are comprised of the following:

	2017	2016	2015
Interest on loans and borrowings	(40,298)	(44,164)	(38,664)
Fines and penalties on overdue loans and borrowing payments and overdue interest payments	(1,086)	(5,538)	(18,525)
Finance charges payable under finance leases	(1,230)	(1,500)	(1,673)
Fines and penalties on overdue finance leases	(75)	(475)	(642)

Total finance costs related to loans, borrowings and finance leases	(42,689)	(51,677)	(59,504)
Interest expenses under pension liabilities	(314)	(368)	(400)
Expenses related to discounting of financial instruments	(4,179)	(1,956)	(175)
Remeasurement of fair value of financial instruments(Note 11.5)	(117)	—	—
Unwinding of discount on provisions	(311)	(239)	(373)

Total	(47,610)	(54,240)	(60,452)

Summary of Other Income

Other income is comprised of the following:

	2017	2016	2015
Gain on accounts payable with expired legal term	516	115	222
Gain on royalty and other proceeds associated with disposal of Bluestone	474	121	—
Gain on accounts payable forgiveness and restructuring	447	—	—
Dividends received	0	3	8
Gain on sale of investments in equity securities	2	—	—
Gain on final settlements from subsidiaries’ disposal occurred in previous years	0	194	—
Other income	56	165	112

Total	1,495	598	342

Summary of Other Expenses

Other expenses are comprised of the following:

	2017	2016	2015
Loss on sales and purchases of foreign currencies	(114)	(130)	(273)
VEB commissions write off	0	(1,411)	—
Provision on non-recoverable advances to pension funds	0	(408)	—
Loss on sale of investments in equity securities	0	(8)	—
Loss from disposal of subsidiaries	0	—	(19)
Other expenses	(106)	(46)	(55)

Total	(220)	(2,003)	(347)